Share based payments - Subscription right plans (Textual) (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subscription rights plans
Average exercise price	€ 83.1	€ 92.7	€ 104.0	€ 70.1
Subscription rights
Subscription rights plans
Share based compensation expense	€ 88,506	€ 70,726	€ 79,959
Average exercise price	€ 83.12	€ 92.69	€ 103.95
Weighted average remaining expected life	1913 days	1955 days	2050 days
Subscription rights | Members of the Board of Directors
Subscription rights plans
Vesting period	36 months
Percentage vested	0.027%
Two Thousand Twenty One Plan Row And Rmv [Member] | Vesting tranche one
Subscription rights plans
Percentage vested	25.00%
Two Thousand Twenty One Plan Row And Rmv [Member] | Vesting tranche two
Subscription rights plans
Percentage vested	25.00%
Two Thousand Twenty One Plan Row And Rmv [Member] | Vesting tranche three
Subscription rights plans
Percentage vested	50.00%
2022 Plan A | Vesting tranche one
Subscription rights plans
Percentage vested	25.00%
2022 Plan A | Vesting tranche two
Subscription rights plans
Percentage vested	25.00%
2022 Plan A | Vesting tranche three
Subscription rights plans
Percentage vested	50.00%
2022 Plan ROW and RMV | Vesting tranche one
Subscription rights plans
Percentage vested	25.00%
2022 Plan ROW and RMV | Vesting tranche two
Subscription rights plans
Percentage vested	25.00%
2022 Plan ROW and RMV | Vesting tranche three
Subscription rights plans
Percentage vested	50.00%